Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	UNITED BREWERIES CO INC
Entity Central Index Key	0000888746
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Trading Symbol	CCU
Entity Common Stock, Shares Outstanding	369,502,872